Economic Dependence	11 Months Ended
Jun. 06, 2011
Economic Dependence

Note 10	Economic Dependence

During the six months year-to-date period ended June 30, 2011, one customer accounted for 100.0%, of total sales. For the six three months year-to-date period ended June 30, 2010, two customers accounted for for 76.0% and 21.0%, respectively, of total sales.

During the three months Second Fiscal Quarter period ended June 30, 2011, one customer accounted for 100.00%, respectively, of total sales. During the three months Second Fiscal Quarter period ended June 30, 2010, two customers accounted for 60.7% and 29.3%, respectively, of total sales.